Finance Lease Receivables - Disclosure of changes in finance lease receivables (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of Finance Lease Receivables [Abstract]
Lease finance receivable, beginning of year	$ 3,922,391	$ 1,330,291
Investment recognized	1,150,360	3,693,094
Investment derecognized	(1,389,065)	(1,078,223)
Lease payments received	(511,000)	(226,616)
Interest income recognized	223,053	203,845
Lease finance receivable, end of year	3,395,739	3,922,391
Current portion of Finance Lease Receivable	443,880	308,505
Long Term Portion of Finance Lease Receivable	$ 2,951,859	$ 3,613,886